Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 30.1%
Australia - 0.2%
BHP Group Ltd.	35,420	$ 1,125,451
Goodman Group, REIT	12,398	317,055
Rio Tinto Ltd.	3,267	291,658
		1,734,164
Austria - 0.0% (A)
Erste Group Bank AG	7,988	437,923
Belgium - 0.1%
KBC Group NV	8,704	691,978
Bermuda - 0.0% (A)
Arch Capital Group Ltd. (B)	2,258	252,625
Denmark - 0.4%
Carlsberg AS, Class B	4,894	582,906
Novo Nordisk AS, Class B	26,297	3,089,722
		3,672,628
Finland - 0.1%
Nordea Bank Abp OYJ	59,343	699,550
France - 1.9%
Air Liquide SA	4,938	952,364
Airbus SE	10,989	1,605,135
Capgemini SE	2,009	433,734
Cie Generale des Etablissements Michelin SCA	21,077	855,419
Dassault Systemes SE	12,827	508,738
Legrand SA	12,872	1,480,130
L'Oreal SA	1,256	562,113
LVMH Moet Hennessy Louis Vuitton SE	6,198	4,750,168
Pernod Ricard SA	8,943	1,349,884
Safran SA	9,320	2,190,068
Sanofi SA	13,109	1,501,545
TotalEnergies SE	10,324	672,291
Vinci SA	16,677	1,948,291
		18,809,880
Germany - 0.8%
Allianz SE	2,021	663,654
Deutsche Boerse AG	6,882	1,614,108
Deutsche Telekom AG	35,047	1,029,541
E.ON SE	73,799	1,097,104
Muenchener Rueckversicherungs- Gesellschaft AG	4,764	2,621,295
SAP SE	4,733	1,076,889
		8,102,591
Hong Kong - 0.3%
AIA Group Ltd.	187,800	1,682,599
Hong Kong Exchanges & Clearing Ltd.	24,200	1,015,461
Techtronic Industries Co. Ltd.	33,500	508,930
		3,206,990
Ireland - 0.1%
Medtronic PLC	2,993	269,460
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Smurfit WestRock PLC	8,881	$ 438,899
Trane Technologies PLC	1,959	761,522
		1,469,881
Italy - 0.1%
UniCredit SpA	23,061	1,010,513
Japan - 1.4%
Bridgestone Corp.	11,400	436,250
Daikin Industries Ltd.	3,800	530,770
Hitachi Ltd.	41,900	1,102,271
Hoya Corp.	5,300	729,591
ITOCHU Corp.	20,900	1,116,509
Japan Exchange Group, Inc.	28,400	366,646
Keyence Corp.	1,900	903,698
Mitsubishi UFJ Financial Group, Inc.	51,800	523,857
Mitsui Fudosan Co. Ltd.	58,900	548,326
Nippon Telegraph & Telephone Corp.	322,300	329,196
Recruit Holdings Co. Ltd.	11,000	666,238
Shimano, Inc.	3,300	623,837
Shin-Etsu Chemical Co. Ltd.	67,000	2,786,286
Sony Group Corp.	72,500	1,401,070
Terumo Corp.	41,400	777,735
Tokio Marine Holdings, Inc.	39,600	1,441,277
		14,283,557
Mexico - 0.0% (A)
Wal-Mart de Mexico SAB de CV	127,117	383,546
Netherlands - 0.7%
ASML Holding NV	3,717	3,084,977
Heineken NV	19,844	1,759,195
Koninklijke KPN NV	332,039	1,356,095
NXP Semiconductors NV	740	177,607
Stellantis NV	6,531	90,206
		6,468,080
Republic of Korea - 0.2%
Samsung Electronics Co. Ltd., GDR (C)	441	515,529
SK Hynix, Inc.	7,901	1,054,917
		1,570,446
Singapore - 0.2%
DBS Group Holdings Ltd.	51,380	1,521,112
Spain - 0.2%
Banco Santander SA	117,686	602,675
Industria de Diseno Textil SA	17,331	1,025,177
		1,627,852
Sweden - 0.2%
Atlas Copco AB, A Shares	34,678	670,795
Sandvik AB	8,121	181,438
Volvo AB, B Shares	38,207	1,008,986
		1,861,219
Switzerland - 0.6%
Chubb Ltd.	1,539	443,832
Cie Financiere Richemont SA, Class A	3,773	596,476
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Garmin Ltd.	2,467	$ 434,266
Nestle SA	37,039	3,718,123
UBS Group AG	39,570	1,218,402
		6,411,099
Taiwan - 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	52,000	1,572,496
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,570	2,356,702
		3,929,198
United Kingdom - 1.5%
3i Group PLC	27,579	1,218,611
AstraZeneca PLC	11,877	1,840,054
BP PLC	294,647	1,543,017
Diageo PLC	38,744	1,348,323
InterContinental Hotels Group PLC	6,769	736,293
Lloyds Banking Group PLC	1,123,193	882,972
London Stock Exchange Group PLC	5,624	768,443
Next PLC	4,364	570,726
RELX PLC	48,560	2,279,041
Rio Tinto PLC	7,611	539,201
Shell PLC	45,423	1,472,661
SSE PLC	55,925	1,407,899
TechnipFMC PLC	23,559	617,953
		15,225,194
United States - 20.7%
3M Co.	2,191	299,510
Abbott Laboratories	8,400	957,684
AbbVie, Inc.	13,470	2,660,056
Advanced Micro Devices, Inc. (B)	9,990	1,639,159
Air Lease Corp.	3,893	176,314
Alnylam Pharmaceuticals, Inc. (B)	1,169	321,510
Alphabet, Inc., Class C	15,610	2,609,836
Amazon.com, Inc. (B)	57,998	10,806,767
American Express Co.	2,389	647,897
American Homes 4 Rent, REIT, Class A	10,742	412,385
AMETEK, Inc.	2,917	500,878
Analog Devices, Inc.	1,286	295,999
Aon PLC, Class A	3,844	1,329,986
Apple Hospitality, Inc., REIT	14,408	213,959
Apple, Inc.	34,307	7,993,531
Arista Networks, Inc. (B)	1,073	411,839
AutoZone, Inc. (B)	623	1,962,475
Axalta Coating Systems Ltd. (B)	10,345	374,386
Baker Hughes Co.	30,756	1,111,829
Bank of America Corp.	69,719	2,766,450
Bath & Body Works, Inc.	16,453	525,180
Berkshire Hathaway, Inc., Class B (B)	3,501	1,611,370
Best Buy Co., Inc.	3,031	313,102
Blackstone, Inc.	4,580	701,335
Booking Holdings, Inc.	231	973,000
Booz Allen Hamilton Holding Corp.	2,822	459,309
Bristol-Myers Squibb Co.	19,656	1,017,001
Broadcom, Inc.	10,942	1,887,495
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Capital One Financial Corp.	7,958	$ 1,191,551
Carlisle Cos., Inc.	1,284	577,479
Carter's, Inc.	5,150	334,647
CBRE Group, Inc., Class A (B)	2,301	286,428
CDW Corp.	663	150,037
Cencora, Inc.	3,072	691,446
Charles Schwab Corp.	17,269	1,119,204
Chevron Corp.	6,863	1,010,714
Cigna Group	1,082	374,848
Cisco Systems, Inc.	4,559	242,630
CME Group, Inc.	2,538	560,010
CMS Energy Corp.	3,573	252,361
Coca-Cola Co.	17,269	1,240,950
Columbia Sportswear Co.	2,361	196,412
ConocoPhillips	8,844	931,096
Constellation Brands, Inc., Class A	1,536	395,812
Cooper Cos., Inc. (B)	4,035	445,222
Copart, Inc. (B)	9,750	510,900
Corpay, Inc. (B)	1,072	335,279
Coterra Energy, Inc.	9,121	218,448
Crowdstrike Holdings, Inc., Class A (B)	860	241,204
CVS Health Corp.	6,437	404,759
Dick's Sporting Goods, Inc.	1,180	246,266
Digital Realty Trust, Inc., REIT	7,454	1,206,281
Dominion Energy, Inc.	14,891	860,551
Domino's Pizza, Inc.	723	310,991
DoorDash, Inc., Class A (B)	3,809	543,659
Dover Corp.	3,067	588,067
Dow, Inc.	8,037	439,061
Eagle Materials, Inc.	974	280,171
EastGroup Properties, Inc., REIT	1,027	191,864
Eaton Corp. PLC	749	248,249
Edison International	3,510	305,686
elf Beauty, Inc. (B)	2,462	268,432
Eli Lilly & Co.	1,969	1,744,416
Entegris, Inc.	3,727	419,399
Entergy Corp.	1,557	204,917
EOG Resources, Inc.	9,233	1,135,013
EQT Corp.	4,610	168,910
Exact Sciences Corp. (B)	2,713	184,810
Expedia Group, Inc. (B)	2,127	314,839
Exxon Mobil Corp.	21,516	2,522,106
Federal Realty Investment Trust, REIT	3,467	398,601
FedEx Corp.	2,302	630,011
Fidelity National Information Services, Inc.	15,702	1,315,042
Fifth Third Bancorp	5,900	252,756
First Citizens BancShares, Inc., Class A	331	609,354
Fiserv, Inc. (B)	7,779	1,397,497
Fortune Brands Innovations, Inc.	4,817	431,266
General Dynamics Corp.	1,793	541,845
Goldman Sachs Group, Inc.	907	449,065
Graphic Packaging Holding Co.	14,943	442,163
HCA Healthcare, Inc.	1,809	735,232
Henry Schein, Inc. (B)	8,798	641,374
Hewlett Packard Enterprise Co.	9,617	196,764
Hilton Worldwide Holdings, Inc.	1,145	263,923
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
Home Depot, Inc.	1,674	$ 678,305
Honeywell International, Inc.	8,210	1,697,089
Host Hotels & Resorts, Inc., REIT	8,807	155,003
Hubbell, Inc.	914	391,512
HubSpot, Inc. (B)	768	408,269
Humana, Inc.	1,153	365,201
IAC, Inc. (B)	8,447	454,618
Ingersoll Rand, Inc.	5,151	505,622
Interactive Brokers Group, Inc., Class A	3,833	534,167
International Business Machines Corp.	1,271	280,993
International Paper Co.	4,953	241,954
Intra-Cellular Therapies, Inc. (B)	3,325	243,290
Intuit, Inc.	1,408	874,368
Intuitive Surgical, Inc. (B)	2,034	999,243
IQVIA Holdings, Inc. (B)	953	225,832
ITT, Inc.	3,741	559,317
Johnson & Johnson	20,805	3,371,658
Kenvue, Inc.	10,084	233,243
Keurig Dr. Pepper, Inc.	16,139	604,890
Kimco Realty Corp., REIT	11,970	277,943
Kinder Morgan, Inc.	26,354	582,160
KKR & Co., Inc.	4,359	569,198
Labcorp Holdings, Inc.	2,094	467,967
Lam Research Corp.	592	483,119
Lamar Advertising Co., Class A, REIT	3,558	475,349
Loews Corp.	11,992	947,968
Lowe's Cos., Inc.	2,212	599,120
LPL Financial Holdings, Inc.	678	157,723
M&T Bank Corp.	7,629	1,358,877
Martin Marietta Materials, Inc.	828	445,671
Mastercard, Inc., Class A	10,977	5,420,443
McDonald's Corp.	8,096	2,465,313
McKesson Corp.	882	436,078
Merck & Co., Inc.	4,397	499,323
Meta Platforms, Inc., Class A	16,034	9,178,503
Mettler-Toledo International, Inc. (B)	167	250,450
MGIC Investment Corp.	18,307	468,659
Microchip Technology, Inc.	14,163	1,137,147
Micron Technology, Inc.	9,094	943,139
Microsoft Corp.	33,551	14,436,995
Mid-America Apartment Communities, Inc., REIT	3,695	587,136
Middleby Corp. (B)	641	89,182
Mohawk Industries, Inc. (B)	3,657	587,607
Mondelez International, Inc., Class A	9,004	663,325
MongoDB, Inc. (B)	792	214,117
Moody's Corp.	1,350	640,697
Morgan Stanley	4,179	435,619
Murphy USA, Inc.	579	285,372
Natera, Inc. (B)	3,960	502,722
Netflix, Inc. (B)	1,104	783,034
Nexstar Media Group, Inc.	1,540	254,639
NextEra Energy, Inc.	15,893	1,343,435
NiSource, Inc.	19,998	692,931
Northern Trust Corp.	6,772	609,683
Northrop Grumman Corp.	317	167,398
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
NVIDIA Corp.	107,117	$ 13,008,288
ON Semiconductor Corp. (B)	3,579	259,871
Oracle Corp.	4,549	775,150
Otis Worldwide Corp.	26,767	2,782,162
Outfront Media, Inc., REIT	100	1,838
Packaging Corp. of America	1,767	380,612
Palo Alto Networks, Inc. (B)	2,375	811,775
Paylocity Holding Corp. (B)	1,117	184,271
PG&E Corp.	24,617	486,678
Philip Morris International, Inc.	4,683	568,516
Phillips 66	3,752	493,200
PNC Financial Services Group, Inc.	3,748	692,818
Pool Corp.	705	265,644
Post Holdings, Inc. (B)	4,363	505,017
Procter & Gamble Co.	3,871	670,457
Progressive Corp.	3,702	939,420
Prologis, Inc., REIT	7,791	983,847
Public Service Enterprise Group, Inc.	3,725	332,307
Public Storage, REIT	1,380	502,141
Quanta Services, Inc.	2,646	788,905
Rayonier, Inc., REIT	6,900	222,042
Regency Centers Corp., REIT	7,196	519,767
Regeneron Pharmaceuticals, Inc. (B)	1,886	1,982,639
Regions Financial Corp.	23,837	556,117
Ross Stores, Inc.	14,391	2,165,989
RTX Corp.	4,594	556,609
Saia, Inc. (B)	836	365,549
Salesforce, Inc.	4,622	1,265,088
SBA Communications Corp., REIT	769	185,098
Silgan Holdings, Inc.	4,144	217,560
Sirius XM Holdings, Inc.	8,694	205,613
Snowflake, Inc., Class A (B)	1,451	166,662
Southern Co.	36,003	3,246,751
Starbucks Corp.	3,035	295,882
State Street Corp.	7,554	668,302
Synopsys, Inc. (B)	851	430,938
Take-Two Interactive Software, Inc. (B)	2,539	390,270
TD SYNNEX Corp.	5,418	650,593
Teradyne, Inc.	3,260	436,612
Tesla, Inc. (B)	7,731	2,022,662
Texas Instruments, Inc.	3,246	670,526
Texas Roadhouse, Inc.	952	168,123
Thermo Fisher Scientific, Inc.	891	551,146
Timken Co.	3,039	256,157
TJX Cos., Inc.	6,480	761,659
T-Mobile U.S., Inc.	1,396	288,079
Trade Desk, Inc., Class A (B)	5,684	623,251
Travelers Cos., Inc.	3,769	882,398
Uber Technologies, Inc. (B)	35,305	2,653,524
Ulta Beauty, Inc. (B)	386	150,200
Union Pacific Corp.	2,026	499,368
United Parcel Service, Inc., Class B	3,453	470,782
UnitedHealth Group, Inc.	8,188	4,787,360
Verizon Communications, Inc.	7,572	340,059
Vertex Pharmaceuticals, Inc. (B)	480	223,238
Vertiv Holdings Co.	3,793	377,366
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
United States (continued)
W.R. Berkley Corp.	5,214	$ 295,790
Wells Fargo & Co.	46,869	2,647,630
Welltower, Inc., REIT	8,336	1,067,258
Western Digital Corp. (B)	13,073	892,755
Weyerhaeuser Co., REIT	15,678	530,857
Williams Cos., Inc.	14,383	656,584
WillScot Holdings Corp. (B)	11,162	419,691
Xcel Energy, Inc.	4,639	302,927
Yum! Brands, Inc.	16,682	2,330,642
Zimmer Biomet Holdings, Inc.	2,551	275,380
		204,569,286
Total Common Stocks (Cost $244,166,391)		297,939,312

	Principal	Value
CORPORATE DEBT SECURITIES - 25.5%
Australia - 0.1%
Commonwealth Bank of Australia
3.78%, 03/14/2032 (D)	$ 375,000	348,781
National Australia Bank Ltd.
2.33%, 08/21/2030 (D)	415,000	361,290
Santos Finance Ltd.
3.65%, 04/29/2031 (D)	384,000	348,861
6.88%, 09/19/2033 (D)	73,000	80,442
		1,139,374
Canada - 0.5%
Air Canada Pass-Through Trust
3.75%, 06/15/2029 (D)	668,281	645,447
Bank of Nova Scotia
5.45%, 08/01/2029	542,000	566,650
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	405,000	420,634
Canadian Pacific Railway Co.
2.05%, 03/05/2030	485,000	433,741
4.70%, 05/01/2048	314,000	294,113
Enbridge, Inc.
5.30%, 04/05/2029	373,000	386,058
Fixed until 10/15/2028, 8.25% (E), 01/15/2084	498,000	527,705
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028 (D)	330,000	341,326
Fortis, Inc.
3.06%, 10/04/2026	788,000	766,655
Manulife Financial Corp.
Fixed until 02/24/2027, 4.06% (E), 02/24/2032	203,000	199,940
Rogers Communications, Inc.
3.80%, 03/15/2032	393,000	364,339
TransCanada PipeLines Ltd.
6.10%, 06/01/2040	94,000	101,428
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Canada (continued)
Transcanada Trust
Fixed until 08/15/2026, 5.88% (E), 08/15/2076	$ 250,000	$ 248,207
		5,296,243
Cayman Islands - 0.2%
Avolon Holdings Funding Ltd.
2.75%, 02/21/2028 (D)	937,000	875,203
3.25%, 02/15/2027 (D)	95,000	91,624
5.75%, 11/15/2029 (D)	235,000	242,380
6.38%, 05/04/2028 (D)	419,000	437,742
Vale Overseas Ltd.
6.13%, 06/12/2033	153,000	162,020
6.40%, 06/28/2054	361,000	380,068
		2,189,037
Chile - 0.1%
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036 (D)	827,000	900,399
Denmark - 0.1%
Danske Bank AS
Fixed until 04/01/2027, 4.30% (E), 04/01/2028 (D)	225,000	224,057
Fixed until 10/02/2029, 4.61% (E), 10/02/2030 (D)(F)	450,000	449,213
Fixed until 03/01/2029, 5.71% (E), 03/01/2030 (D)	200,000	208,358
		881,628
Finland - 0.0% (A)
Nordea Bank Abp
Fixed until 09/13/2028, 4.63% (E), 09/13/2033 (D)	270,000	265,350
France - 0.8%
BNP Paribas SA
Fixed until 06/12/2028, 5.34% (E), 06/12/2029 (D)	1,020,000	1,052,372
Fixed until 09/10/2034 (G), 7.38% (D)(E)	200,000	208,325
Fixed until 08/16/2029 (G), 7.75% (D)(E)	300,000	316,061
BPCE SA
Fixed until 10/19/2031, 3.12% (E), 10/19/2032 (D)	250,000	215,144
Fixed until 01/18/2029, 5.72% (E), 01/18/2030 (D)	1,475,000	1,522,668
Fixed until 01/18/2026, 5.98% (E), 01/18/2027 (D)	250,000	253,721
Fixed until 10/19/2033, 7.00% (E), 10/19/2034 (D)	285,000	318,843
Credit Agricole SA
Fixed until 01/10/2034, 6.25% (E), 01/10/2035 (D)	435,000	463,887
Fixed until 09/23/2034 (G), 6.70% (D)(E)(F)	400,000	399,003
Engie SA
5.25%, 04/10/2029 (D)	240,000	248,067
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
France (continued)
Engie SA (continued)
5.63%, 04/10/2034 (D)	$ 205,000	$ 215,357
5.88%, 04/10/2054 (D)	200,000	208,819
Societe Generale SA
Fixed until 06/09/2026, 1.79% (E), 06/09/2027 (D)	900,000	854,931
Fixed until 01/19/2027, 2.80% (E), 01/19/2028 (D)	409,000	390,709
TotalEnergies Capital International SA
2.99%, 06/29/2041	594,000	460,053
TotalEnergies Capital SA
5.28%, 09/10/2054	50,000	49,918
5.49%, 04/05/2054	234,000	241,496
5.64%, 04/05/2064	210,000	218,641
		7,638,015
Germany - 0.3%
Allianz SE
Fixed until 03/03/2034, 5.60% (E), 09/03/2054 (D)	400,000	412,505
Deutsche Bank AG
Fixed until 11/16/2026, 2.31% (E), 11/16/2027	610,000	580,266
Fixed until 09/11/2029, 5.00% (E), 09/11/2030	420,000	422,083
Fixed until 09/11/2034, 5.40% (E), 09/11/2035	645,000	648,559
Fixed until 07/13/2026, 7.15% (E), 07/13/2027	610,000	634,896
		2,698,309
Ireland - 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	1,020,000	962,932
4.63%, 09/10/2029	150,000	149,974
6.10%, 01/15/2027	255,000	263,981
AIB Group PLC
Fixed until 03/28/2034, 5.87% (E), 03/28/2035 (D)	200,000	210,652
Bank of Ireland Group PLC
Fixed until 03/20/2029, 5.60% (E), 03/20/2030 (D)	435,000	451,274
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034 (D)	310,000	319,338
		2,358,151
Italy - 0.3%
Eni SpA
5.70%, 10/01/2040 (D)	505,000	506,569
5.95%, 05/15/2054 (D)	200,000	205,673
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (E), 06/01/2042 (D)	310,000	248,589
6.63%, 06/20/2033 (D)	930,000	1,015,661
7.20%, 11/28/2033 (D)	375,000	426,904
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Italy (continued)
UniCredit SpA
Fixed until 06/03/2026, 1.98% (E), 06/03/2027 (D)	$ 680,000	$ 650,254
Fixed until 06/03/2031, 3.13% (E), 06/03/2032 (D)	200,000	177,256
		3,230,906
Japan - 0.1%
Takeda Pharmaceutical Co. Ltd.
5.65%, 07/05/2044 - 07/05/2054	400,000	419,934
5.80%, 07/05/2064	200,000	209,701
		629,635
Jersey, Channel Islands - 0.0% (A)
Galaxy Pipeline Assets Bidco Ltd.
2.94%, 09/30/2040 (D)	269,922	226,561
Mexico - 0.1%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	164,310
Mexico City Airport Trust
5.50%, 07/31/2047 (D)	200,000	172,393
Petroleos Mexicanos
6.50%, 03/13/2027	310,000	304,256
		640,959
Multi-National - 0.1%
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.00%, 05/15/2032	145,000	125,751
4.38%, 02/02/2052	47,000	37,315
5.50%, 01/15/2030	320,000	324,141
6.75%, 03/15/2034 (D)	145,000	160,696
7.25%, 11/15/2053 (D)	516,000	602,120
		1,250,023
Netherlands - 0.2%
ABN AMRO Bank NV
Fixed until 09/18/2026, 6.34% (E), 09/18/2027 (D)	600,000	621,064
Braskem Netherlands Finance BV
7.25%, 02/13/2033 (D)	248,000	245,263
ENEL Finance International NV
2.13%, 07/12/2028 (D)	200,000	183,454
3.50%, 04/06/2028 (D)	200,000	193,953
5.13%, 06/26/2029 (D)	355,000	363,428
		1,607,162
Norway - 0.1%
Aker BP ASA
3.10%, 07/15/2031 (D)	383,000	341,220
6.00%, 06/13/2033 (D)	530,000	555,015
		896,235
Panama - 0.0% (A)
Banco Nacional de Panama
2.50%, 08/11/2030 (D)	300,000	248,491
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Saudi Arabia - 0.0% (A)
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (D)	$ 200,000	$ 193,448
Singapore - 0.3%
IBM International Capital Pte. Ltd.
4.75%, 02/05/2031	395,000	405,609
5.30%, 02/05/2054	395,000	399,380
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/2034	474,000	483,689
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/2033	481,000	490,498
5.34%, 05/19/2063	1,047,000	1,072,531
		2,851,707
Spain - 0.4%
Banco Bilbao Vizcaya Argentaria SA
Fixed until 03/19/2029 (G), 9.38% (E)	400,000	441,616
Banco Santander SA
Fixed until 09/14/2026, 1.72% (E), 09/14/2027	800,000	757,735
5.44%, 07/15/2031	1,200,000	1,253,854
Fixed until 05/21/2033 (G), 9.63% (E)	400,000	470,811
Fixed until 11/21/2028 (G), 9.63% (E)	400,000	444,304
CaixaBank SA
Fixed until 06/15/2034, 6.04% (E), 06/15/2035 (D)	200,000	212,359
Fixed until 09/13/2026, 6.68% (E), 09/13/2027 (D)	395,000	410,752
Fixed until 09/13/2033, 6.84% (E), 09/13/2034 (D)	245,000	273,099
		4,264,530
Sweden - 0.1%
Svenska Handelsbanken AB
5.50%, 06/15/2028 (D)	480,000	496,273
Switzerland - 0.3%
UBS AG
7.50%, 02/15/2028	1,075,000	1,180,220
UBS Group AG
Fixed until 09/13/2029, 5.62% (E), 09/13/2030 (D)	405,000	422,935
Fixed until 02/08/2034, 5.70% (E), 02/08/2035 (D)	325,000	342,734
Fixed until 11/13/2033 (G), 9.25% (D)(E)	200,000	235,872
Fixed until 11/13/2028 (G), 9.25% (D)(E)	200,000	221,116
		2,402,877
United Kingdom - 1.1%
Anglo American Capital PLC
4.00%, 09/11/2027 (D)	250,000	246,057
AstraZeneca PLC
6.45%, 09/15/2037	85,000	99,311
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United Kingdom (continued)
Barclays PLC
Fixed until 11/24/2031, 2.89% (E), 11/24/2032	$ 480,000	$ 420,597
HSBC Holdings PLC
Fixed until 05/17/2027, 5.60% (E), 05/17/2028	410,000	421,468
Fixed until 11/03/2027, 7.39% (E), 11/03/2028	685,000	741,365
Imperial Brands Finance PLC
5.50%, 02/01/2030 (D)	1,095,000	1,130,056
5.88%, 07/01/2034 (D)	1,200,000	1,246,250
Nationwide Building Society
5.13%, 07/29/2029 (D)	520,000	535,210
Fixed until 10/18/2026, 6.56% (E), 10/18/2027 (D)	895,000	931,724
NatWest Group PLC
Fixed until 08/15/2029, 4.96% (E), 08/15/2030	1,790,000	1,816,433
Fixed until 11/10/2033 (G), 8.13% (E)(H)	200,000	218,172
NatWest Markets PLC
5.42%, 05/17/2027 (D)(H)	300,000	307,838
Santander U.K. Group Holdings PLC
Fixed until 09/11/2029, 4.86% (E), 09/11/2030	1,375,000	1,385,069
Standard Chartered PLC
Fixed until 02/08/2029, 7.02% (E), 02/08/2030 (D)	1,115,000	1,212,269
Vodafone Group PLC
5.75%, 06/28/2054	140,000	144,569
		10,856,388
United States - 20.1%
7-Eleven, Inc.
2.50%, 02/10/2041 (D)	235,000	164,586
2.80%, 02/10/2051 (D)	282,000	180,435
AbbVie, Inc.
4.05%, 11/21/2039	590,000	544,139
4.25%, 11/21/2049	79,000	70,669
4.40%, 11/06/2042	201,000	189,401
4.63%, 10/01/2042	532,000	510,837
4.80%, 03/15/2029	378,000	388,804
5.40%, 03/15/2054	81,000	85,775
5.50%, 03/15/2064	62,000	66,080
AES Corp.
5.45%, 06/01/2028	765,000	787,413
Aetna, Inc.
4.13%, 11/15/2042	284,000	235,943
6.75%, 12/15/2037	251,000	283,802
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
4.88%, 02/15/2030 (D)	626,000	615,900
5.88%, 02/15/2028 (D)	79,000	79,353
Alexandria Real Estate Equities, Inc.
3.55%, 03/15/2052	260,000	190,376
Alliant Energy Finance LLC
1.40%, 03/15/2026 (D)	68,000	64,707
5.95%, 03/30/2029 (D)	625,000	659,584
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Altria Group, Inc.
3.40%, 02/04/2041	$ 572,000	$ 444,848
6.88%, 11/01/2033	423,000	477,306
Amazon.com, Inc.
2.50%, 06/03/2050	157,000	103,577
2.70%, 06/03/2060	159,000	101,952
3.10%, 05/12/2051	218,000	161,756
3.88%, 08/22/2037	721,000	676,884
American Airlines Pass-Through Trust
3.38%, 11/01/2028	155,079	147,235
3.95%, 01/11/2032	37,720	35,567
4.10%, 07/15/2029	187,660	179,227
American Tower Corp.
5.20%, 02/15/2029	496,000	510,615
Amgen, Inc.
2.45%, 02/21/2030	706,000	644,371
4.20%, 02/22/2052	444,000	377,119
Amphenol Corp.
5.25%, 04/05/2034	68,000	70,977
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	982,000	984,672
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/2036	213,000	213,580
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	336,000	323,550
Antero Resources Corp.
5.38%, 03/01/2030 (D)	365,000	360,650
Apple, Inc.
2.70%, 08/05/2051	835,000	574,505
2.80%, 02/08/2061	54,000	36,027
Applied Materials, Inc.
4.80%, 06/15/2029	180,000	185,476
AT&T, Inc.
2.55%, 12/01/2033	1,110,000	934,573
3.50%, 09/15/2053	89,000	65,250
3.55%, 09/15/2055	428,000	312,388
3.65%, 09/15/2059	426,000	308,713
3.80%, 12/01/2057	198,000	149,526
5.40%, 02/15/2034	160,000	167,680
Bank of America Corp.
Fixed until 07/23/2030, 1.90% (E), 07/23/2031	275,000	238,373
Fixed until 10/24/2030, 1.92% (E), 10/24/2031	275,000	236,730
Fixed until 06/19/2040, 2.68% (E), 06/19/2041	70,000	52,544
Fixed until 10/22/2029, 2.88% (E), 10/22/2030	1,396,000	1,295,697
Fixed until 12/20/2027, 3.42% (E), 12/20/2028	1,357,000	1,319,717
Fixed until 01/20/2027, 3.82% (E), 01/20/2028	1,879,000	1,858,000
Fixed until 02/07/2029, 3.97% (E), 02/07/2030	732,000	718,569
Fixed until 04/25/2028, 5.20% (E), 04/25/2029	896,000	920,875
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Bank of America Corp. (continued)
Fixed until 08/15/2034, 5.43% (E), 08/15/2035	$ 430,000	$ 440,012
Fixed until 09/15/2028, 5.82% (E), 09/15/2029	1,612,000	1,695,527
BAT Capital Corp.
4.39%, 08/15/2037	191,000	173,584
4.54%, 08/15/2047	361,000	304,382
5.83%, 02/20/2031	596,000	631,772
7.08%, 08/02/2043	500,000	572,495
Baxter International, Inc.
2.54%, 02/01/2032 (H)	2,177,000	1,885,801
Berkshire Hathaway Energy Co.
4.60%, 05/01/2053	65,000	58,512
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	68,000	57,312
Berry Global, Inc.
5.65%, 01/15/2034 (D)	900,000	923,014
5.80%, 06/15/2031 (D)	665,000	691,566
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036 (D)	1,110,000	1,144,358
6.05%, 01/15/2029 (D)	219,000	231,454
Biogen, Inc.
2.25%, 05/01/2030	1,360,000	1,213,703
Boeing Co.
3.63%, 02/01/2031	226,000	206,888
5.81%, 05/01/2050	394,000	380,490
6.53%, 05/01/2034 (D)	49,000	52,597
6.86%, 05/01/2054 (D)	337,000	369,706
7.01%, 05/01/2064 (D)	164,000	180,470
Bristol-Myers Squibb Co.
2.35%, 11/13/2040	61,000	43,599
3.70%, 03/15/2052	360,000	285,560
3.90%, 03/15/2062	201,000	159,137
5.10%, 02/22/2031	98,000	102,548
5.20%, 02/22/2034 (H)	87,000	91,668
5.55%, 02/22/2054	494,000	523,288
5.65%, 02/22/2064	323,000	341,804
6.25%, 11/15/2053	250,000	289,408
6.40%, 11/15/2063	155,000	182,071
Broadcom, Inc.
3.14%, 11/15/2035 (D)	1,094,000	934,473
3.42%, 04/15/2033 (D)	723,000	656,218
4.55%, 02/15/2032 (F)	100,000	99,841
5.05%, 07/12/2029	790,000	813,452
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	267,000	227,181
4.15%, 04/01/2045	55,000	49,063
4.38%, 09/01/2042	55,000	51,249
5.20%, 04/15/2054	263,000	271,321
5.50%, 03/15/2055	385,000	414,704
Cadence Design Systems, Inc.
4.70%, 09/10/2034	214,000	215,113
Celanese U.S. Holdings LLC
6.35%, 11/15/2028	253,000	266,998
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Cencora, Inc.
2.70%, 03/15/2031	$ 1,267,000	$ 1,137,487
2.80%, 05/15/2030	90,000	82,599
5.13%, 02/15/2034	53,000	54,516
CenterPoint Energy, Inc.
5.40%, 06/01/2029	142,000	147,350
CF Industries, Inc.
4.95%, 06/01/2043	259,000	243,591
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	89,000	79,207
2.80%, 04/01/2031	338,000	288,882
3.50%, 06/01/2041 - 03/01/2042	998,000	698,759
3.70%, 04/01/2051	931,000	592,382
6.38%, 10/23/2035	70,000	71,384
6.55%, 06/01/2034	220,000	228,821
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	264,000	253,661
Cheniere Energy Partners LP
3.25%, 01/31/2032	486,000	434,610
4.50%, 10/01/2029	923,000	910,531
Cheniere Energy, Inc.
4.63%, 10/15/2028	379,000	376,692
Chesapeake Energy Corp.
5.88%, 02/01/2029 (D)	428,000	430,124
6.75%, 04/15/2029 (D)	651,000	663,196
Citigroup, Inc.
Fixed until 05/01/2031, 2.56% (E), 05/01/2032	337,000	295,623
Fixed until 11/05/2029, 2.98% (E), 11/05/2030	661,000	614,727
Fixed until 10/27/2027, 3.52% (E), 10/27/2028	1,568,000	1,530,201
Fixed until 07/24/2027, 3.67% (E), 07/24/2028	875,000	858,930
Fixed until 12/10/2025 (G), 4.00% (E)	533,000	522,193
Fixed until 04/23/2028, 4.08% (E), 04/23/2029	310,000	306,737
Fixed until 09/19/2029, 4.54% (E), 09/19/2030	1,670,000	1,670,743
Fixed until 06/11/2034, 5.45% (E), 06/11/2035	325,000	338,805
Fixed until 02/13/2034, 5.83% (E), 02/13/2035	1,265,000	1,319,511
Fixed until 05/25/2033, 6.17% (E), 05/25/2034	235,000	250,531
Fixed until 08/15/2029 (G), 7.13% (E)	715,000	744,046
Coca-Cola Co.
5.30%, 05/13/2054	50,000	53,178
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030 (D)	155,000	164,046
6.04%, 11/15/2033 (D)	508,000	541,569
Comcast Corp.
2.65%, 02/01/2030	227,000	209,931
2.80%, 01/15/2051	91,000	60,323
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Comcast Corp. (continued)
2.89%, 11/01/2051	$ 1,365,000	$ 914,783
2.94%, 11/01/2056	1,022,000	667,656
3.20%, 07/15/2036	499,000	427,846
3.75%, 04/01/2040	214,000	185,086
Commonwealth Edison Co.
4.70%, 01/15/2044	190,000	179,684
ConocoPhillips Co.
5.70%, 09/15/2063	257,000	273,736
Constellation Brands, Inc.
3.15%, 08/01/2029	87,000	82,488
Constellation Energy Generation LLC
5.60%, 06/15/2042	155,000	160,167
5.75%, 03/15/2054	82,000	86,650
6.50%, 10/01/2053	418,000	482,845
Consumers Energy Co.
3.95%, 05/15/2043	270,000	233,901
COPT Defense Properties LP
2.00%, 01/15/2029	177,000	157,174
2.75%, 04/15/2031	381,000	333,075
Cox Communications, Inc.
4.80%, 02/01/2035 (D)	201,000	191,336
Crown Castle, Inc.
3.65%, 09/01/2027	664,000	650,815
5.00%, 01/11/2028	205,000	208,493
5.60%, 06/01/2029	487,000	508,745
CSX Corp.
2.50%, 05/15/2051	441,000	282,425
CVS Health Corp.
2.70%, 08/21/2040	706,000	500,874
3.25%, 08/15/2029	177,000	167,129
4.78%, 03/25/2038	218,000	205,604
5.13%, 02/21/2030	840,000	860,661
5.88%, 06/01/2053	446,000	453,231
CVS Pass-Through Trust
6.20%, 10/10/2025 (D)	13,391	13,451
Danaher Corp.
2.80%, 12/10/2051	179,000	122,535
Dell International LLC/EMC Corp.
3.38%, 12/15/2041	155,000	121,631
5.40%, 04/15/2034	92,000	95,776
Diamondback Energy, Inc.
5.40%, 04/18/2034	149,000	151,976
5.75%, 04/18/2054	422,000	424,993
6.25%, 03/15/2033	196,000	210,969
Discovery Communications LLC
3.63%, 05/15/2030	56,000	50,354
Dominion Energy, Inc.
Fixed until 01/15/2027 (G), 4.35% (E)	430,000	418,799
4.90%, 08/01/2041	360,000	339,534
Fixed until 11/03/2029, 6.88% (E), 02/01/2055	180,000	191,096
Fixed until 03/03/2034, 7.00% (E), 06/01/2054	245,000	267,630
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Dow Chemical Co.
4.38%, 11/15/2042	$ 210,000	$ 184,951
4.80%, 05/15/2049	282,000	257,013
DTE Energy Co.
5.85%, 06/01/2034	423,000	453,552
Duke Energy Carolinas LLC
4.00%, 09/30/2042	192,000	167,578
Duke Energy Corp.
5.80%, 06/15/2054	380,000	400,354
Duke Energy Florida LLC
1.75%, 06/15/2030	221,000	192,923
Duke Energy Indiana LLC
2.75%, 04/01/2050	218,000	142,977
5.25%, 03/01/2034	265,000	277,567
5.40%, 04/01/2053	45,000	46,201
Duke Energy Ohio, Inc.
5.25%, 04/01/2033	87,000	90,741
5.55%, 03/15/2054	207,000	216,182
Duke Energy Progress LLC
2.90%, 08/15/2051	277,000	188,223
5.25%, 03/15/2033	206,000	215,709
Duquesne Light Holdings, Inc.
3.62%, 08/01/2027 (D)	405,000	395,557
Eastman Chemical Co.
5.00%, 08/01/2029	585,000	598,622
Edison International
Fixed until 12/15/2026 (G), 5.00% (E)	430,000	420,204
Electronic Arts, Inc.
1.85%, 02/15/2031	513,000	440,108
2.95%, 02/15/2051	158,000	108,856
Elevance Health, Inc.
2.88%, 09/15/2029	193,000	180,919
4.63%, 05/15/2042	148,000	138,560
4.65%, 01/15/2043	103,000	96,756
6.10%, 10/15/2052	160,000	177,487
Emera U.S. Finance LP
2.64%, 06/15/2031	326,000	283,070
4.75%, 06/15/2046	353,000	313,960
Energy Transfer LP
5.60%, 09/01/2034	240,000	249,403
5.75%, 02/15/2033	215,000	225,117
6.00%, 02/01/2029 (D)	1,384,000	1,417,359
6.40%, 12/01/2030	391,000	426,142
6.55%, 12/01/2033	91,000	100,473
Fixed until 05/15/2030 (G), 7.13% (E)	170,000	173,554
7.38%, 02/01/2031 (D)	227,000	241,470
EnLink Midstream LLC
5.38%, 06/01/2029	116,000	118,934
5.63%, 01/15/2028 (D)	255,000	261,102
5.65%, 09/01/2034	253,000	261,434
6.50%, 09/01/2030 (D)	38,000	40,988
EnLink Midstream Partners LP
5.60%, 04/01/2044	282,000	269,464
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Entergy Arkansas LLC
4.95%, 12/15/2044	$ 61,000	$ 58,878
5.75%, 06/01/2054	80,000	86,129
Entergy Corp.
Fixed until 09/01/2029, 7.13% (E), 12/01/2054	440,000	456,026
Entergy Louisiana LLC
1.60%, 12/15/2030	212,000	180,165
2.90%, 03/15/2051	401,000	267,240
5.70%, 03/15/2054	159,000	169,090
Entergy Mississippi LLC
3.50%, 06/01/2051	46,000	34,267
Entergy Texas, Inc.
3.45%, 12/01/2027	35,000	33,972
5.55%, 09/15/2054	75,000	77,619
Enterprise Products Operating LLC
4.95%, 02/15/2035	250,000	253,624
5.55%, 02/16/2055	329,000	339,403
6.65%, 10/15/2034	278,000	316,107
EQM Midstream Partners LP
4.75%, 01/15/2031 (D)	260,000	251,774
5.50%, 07/15/2028	125,000	126,680
6.38%, 04/01/2029 (D)	395,000	407,866
EQT Corp.
3.13%, 05/15/2026 (D)	155,000	150,927
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	505,000	529,210
Equitable Holdings, Inc.
4.57%, 02/15/2029 (D)	152,000	151,335
Essex Portfolio LP
1.70%, 03/01/2028	360,000	329,635
2.65%, 03/15/2032	158,000	137,451
5.50%, 04/01/2034	98,000	101,735
Evergy Metro, Inc.
2.25%, 06/01/2030	179,000	159,929
Exelon Corp.
5.60%, 03/15/2053	175,000	181,916
Extra Space Storage LP
5.35%, 01/15/2035	140,000	142,910
5.50%, 07/01/2030	529,000	552,611
5.90%, 01/15/2031	419,000	444,208
Exxon Mobil Corp.
3.00%, 08/16/2039	372,000	304,935
FedEx Corp.
3.25%, 05/15/2041 (H)	170,000	132,291
Fells Point Funding Trust
3.05%, 01/31/2027 (D)	1,499,000	1,451,580
Fifth Third Bancorp
Fixed until 04/25/2032, 4.34% (E), 04/25/2033	179,000	171,834
Fixed until 07/28/2029, 4.77% (E), 07/28/2030	510,000	513,654
Fixed until 09/06/2029, 4.90% (E), 09/06/2030	210,000	212,537
Fixed until 01/29/2031, 5.63% (E), 01/29/2032	338,000	352,838
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
FirstEnergy Corp.
2.65%, 03/01/2030	$ 381,000	$ 348,405
FirstEnergy Transmission LLC
2.87%, 09/15/2028 (D)	505,000	477,353
4.55%, 04/01/2049 (D)	838,000	753,109
Fiserv, Inc.
5.15%, 08/12/2034	350,000	358,490
Ford Motor Co.
3.25%, 02/12/2032	777,000	661,116
Ford Motor Credit Co. LLC
4.95%, 05/28/2027	230,000	229,409
5.85%, 05/17/2027	200,000	203,615
6.05%, 03/05/2031	410,000	420,578
GE Capital Funding LLC
4.55%, 05/15/2032	200,000	200,049
General Motors Co.
5.15%, 04/01/2038	98,000	93,836
5.95%, 04/01/2049	155,000	153,487
General Motors Financial Co., Inc.
5.45%, 09/06/2034 (H)	70,000	69,699
5.75%, 02/08/2031	273,000	282,099
5.95%, 04/04/2034	368,000	380,125
6.10%, 01/07/2034	173,000	180,039
Gilead Sciences, Inc.
2.60%, 10/01/2040	445,000	332,765
2.80%, 10/01/2050	175,000	118,864
4.60%, 09/01/2035	418,000	418,725
5.25%, 10/15/2033	708,000	746,051
Glencore Funding LLC
5.63%, 04/04/2034 (D)	776,000	809,051
6.38%, 10/06/2030 (D)	373,000	405,161
Global Payments, Inc.
3.20%, 08/15/2029	1,245,000	1,165,358
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (E), 03/09/2027	924,000	883,709
Fixed until 09/10/2026, 1.54% (E), 09/10/2027	1,185,000	1,122,866
Fixed until 10/31/2037, 4.02% (E), 10/31/2038	333,000	301,798
Fixed until 07/23/2034, 5.33% (E), 07/23/2035	1,470,000	1,521,086
Fixed until 10/24/2028, 6.48% (E), 10/24/2029	1,901,000	2,045,369
Fixed until 05/10/2029 (G), 7.50% (E)	627,000	664,304
Hasbro, Inc.
6.05%, 05/14/2034	340,000	357,400
HCA, Inc.
2.38%, 07/15/2031	346,000	298,931
4.50%, 02/15/2027	660,000	660,715
4.63%, 03/15/2052	344,000	298,096
5.20%, 06/01/2028	437,000	448,183
5.25%, 06/15/2049	201,000	190,861
5.45%, 09/15/2034	130,000	133,481
5.50%, 06/15/2047	72,000	71,436
5.63%, 09/01/2028	265,000	275,042
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
HCA, Inc. (continued)
5.95%, 09/15/2054	$ 375,000	$ 393,228
6.00%, 04/01/2054	375,000	395,681
Hess Corp.
5.60%, 02/15/2041	432,000	448,788
6.00%, 01/15/2040	422,000	454,170
Hess Midstream Operations LP
4.25%, 02/15/2030 (D)	103,000	98,248
5.50%, 10/15/2030 (D)	731,000	729,007
6.50%, 06/01/2029 (D)	300,000	310,495
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	210,000	209,341
Home Depot, Inc.
2.38%, 03/15/2051	552,000	346,120
3.30%, 04/15/2040	142,000	118,622
3.35%, 04/15/2050	98,000	75,230
4.85%, 06/25/2031	315,000	326,326
4.95%, 06/25/2034	310,000	321,930
5.30%, 06/25/2054	80,000	83,984
Huntington Bancshares, Inc.
Fixed until 02/02/2034, 5.71% (E), 02/02/2035	93,000	96,745
Fixed until 08/21/2028, 6.21% (E), 08/21/2029	316,000	334,054
Hyundai Capital America
5.30%, 06/24/2029 (D)	235,000	241,836
Ingersoll Rand, Inc.
5.31%, 06/15/2031	236,000	246,511
Intel Corp.
3.05%, 08/12/2051	181,000	115,717
3.25%, 11/15/2049	401,000	269,337
3.73%, 12/08/2047	78,000	57,370
Intercontinental Exchange, Inc.
4.00%, 09/15/2027	472,000	472,365
ITC Holdings Corp.
2.95%, 05/14/2030 (D)	1,345,000	1,240,103
5.40%, 06/01/2033 (D)	211,000	218,113
5.65%, 05/09/2034 (D)	210,000	221,295
JetBlue Pass-Through Trust
2.75%, 11/15/2033	139,519	124,709
John Deere Capital Corp.
4.85%, 06/11/2029	585,000	603,704
Kenvue, Inc.
5.20%, 03/22/2063	37,000	37,903
Keurig Dr. Pepper, Inc.
3.35%, 03/15/2051	255,000	189,263
KeyBank NA
3.90%, 04/13/2029 (H)	840,000	803,057
KeyCorp
Fixed until 06/01/2032, 4.79% (E), 06/01/2033	226,000	221,053
Fixed until 03/06/2034, 6.40% (E), 03/06/2035	504,000	546,510
Kimco Realty OP LLC
6.40%, 03/01/2034	483,000	537,121
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042	361,000	336,553
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Kinder Morgan, Inc.
5.10%, 08/01/2029	$ 370,000	$ 379,405
Kinetik Holdings LP
5.88%, 06/15/2030 (D)	568,000	571,845
KLA Corp.
4.70%, 02/01/2034	362,000	368,997
Kroger Co.
4.45%, 02/01/2047	80,000	70,253
4.70%, 08/15/2026	560,000	563,607
5.00%, 09/15/2034	81,000	81,608
5.50%, 09/15/2054	170,000	170,971
5.65%, 09/15/2064	400,000	401,765
L3Harris Technologies, Inc.
4.40%, 06/15/2028	648,000	650,310
Leidos, Inc.
2.30%, 02/15/2031	789,000	684,845
5.75%, 03/15/2033	266,000	279,564
Lockheed Martin Corp.
2.80%, 06/15/2050	305,000	211,408
LYB International Finance III LLC
3.63%, 04/01/2051	202,000	150,057
Marathon Oil Corp.
5.70%, 04/01/2034	573,000	614,312
Marathon Petroleum Corp.
4.75%, 09/15/2044	89,000	79,207
Marvell Technology, Inc.
2.95%, 04/15/2031	419,000	378,148
5.75%, 02/15/2029	595,000	623,994
5.95%, 09/15/2033 (H)	889,000	953,514
Massachusetts Electric Co.
1.73%, 11/24/2030 (D)	402,000	337,914
McDonald's Corp.
3.70%, 02/15/2042	326,000	273,596
5.15%, 09/09/2052	194,000	193,912
5.45%, 08/14/2053	393,000	409,062
MDC Holdings, Inc.
3.85%, 01/15/2030	165,000	159,402
6.00%, 01/15/2043	286,000	303,515
Merck & Co., Inc.
5.15%, 05/17/2063	103,000	105,089
Met Tower Global Funding
5.25%, 04/12/2029 (D)	580,000	605,865
Meta Platforms, Inc.
4.45%, 08/15/2052	432,000	397,815
5.40%, 08/15/2054	530,000	554,528
5.55%, 08/15/2064	140,000	148,264
5.60%, 05/15/2053	200,000	216,593
5.75%, 05/15/2063	158,000	172,945
Metropolitan Life Global Funding I
2.95%, 04/09/2030 (D)	230,000	214,307
5.15%, 03/28/2033 (D)	695,000	719,900
Micron Technology, Inc.
5.88%, 09/15/2033	250,000	267,159
Microsoft Corp.
2.50%, 09/15/2050	466,000	315,300
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028 (D)	$ 34,000	$ 33,730
Monongahela Power Co.
3.55%, 05/15/2027 (D)	39,000	38,275
Morgan Stanley
Fixed until 07/20/2026, 1.51% (E), 07/20/2027	697,000	662,750
Fixed until 02/13/2031, 1.79% (E), 02/13/2032	502,000	424,522
Fixed until 04/28/2031, 1.93% (E), 04/28/2032	253,000	214,478
Fixed until 09/16/2031, 2.48% (E), 09/16/2036	960,000	801,862
Fixed until 10/20/2031, 2.51% (E), 10/20/2032	86,000	75,004
Fixed until 01/22/2030, 2.70% (E), 01/22/2031	593,000	542,738
Fixed until 01/24/2028, 3.77% (E), 01/24/2029	258,000	253,613
Fixed until 07/19/2029, 5.04% (E), 07/19/2030	370,000	380,092
Fixed until 01/16/2029, 5.17% (E), 01/16/2030	391,000	402,833
Fixed until 07/19/2034, 5.32% (E), 07/19/2035	400,000	414,667
Fixed until 07/20/2028, 5.45% (E), 07/20/2029	91,000	94,498
Fixed until 04/18/2029, 5.66% (E), 04/18/2030	555,000	583,398
Fixed until 04/19/2034, 5.83% (E), 04/19/2035	164,000	175,926
Fixed until 02/07/2034, 5.94% (E), 02/07/2039	391,000	410,037
Fixed until 01/19/2033, 5.95% (E), 01/19/2038	501,000	524,750
Morgan Stanley Bank NA
Fixed until 05/26/2027, 5.50% (E), 05/26/2028	1,065,000	1,098,272
MPLX LP
5.50%, 06/01/2034	755,000	775,122
5.65%, 03/01/2053	70,000	69,518
Netflix, Inc.
5.38%, 11/15/2029 (D)	154,000	161,922
6.38%, 05/15/2029	620,000	676,951
New York & Presbyterian Hospital
2.26%, 08/01/2040	282,000	201,670
New York Life Global Funding
1.20%, 08/07/2030 (D)(H)	291,000	246,365
1.85%, 08/01/2031 (D)	277,000	236,520
New York Life Insurance Co.
3.75%, 05/15/2050 (D)	87,000	69,635
4.45%, 05/15/2069 (D)	103,000	89,175
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/2050	205,000	181,566
NextEra Energy Capital Holdings, Inc.
Fixed until 03/15/2034, 6.75% (E), 06/15/2054	260,000	280,574
NGPL PipeCo LLC
4.88%, 08/15/2027 (D)	474,000	475,828
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Niagara Mohawk Power Corp.
4.28%, 12/15/2028 (D)	$ 326,000	$ 320,938
NiSource, Inc.
5.80%, 02/01/2042	43,000	44,127
Fixed until 08/30/2029, 6.95% (E), 11/30/2054	260,000	268,616
NNN REIT, Inc.
3.00%, 04/15/2052	103,000	68,062
3.50%, 10/15/2027	55,000	53,740
5.50%, 06/15/2034	100,000	103,952
5.60%, 10/15/2033	155,000	162,148
Norfolk Southern Corp.
3.05%, 05/15/2050	263,000	185,036
3.95%, 10/01/2042	91,000	78,691
5.95%, 03/15/2064	201,000	222,285
Northern Natural Gas Co.
3.40%, 10/16/2051 (D)	143,000	101,784
4.30%, 01/15/2049 (D)	70,000	59,516
Northwestern Mutual Life Insurance Co.
3.85%, 09/30/2047 (D)	270,000	217,410
6.06%, 03/30/2040 (D)	342,000	375,098
NRG Energy, Inc.
4.45%, 06/15/2029 (D)	529,000	516,653
7.00%, 03/15/2033 (D)	292,000	324,420
Occidental Petroleum Corp.
3.50%, 08/15/2029	280,000	263,696
4.63%, 06/15/2045	231,000	191,629
5.20%, 08/01/2029	115,000	117,055
5.38%, 01/01/2032	75,000	76,083
6.20%, 03/15/2040	323,000	335,334
Ohio Power Co.
2.90%, 10/01/2051	263,000	172,573
OhioHealth Corp.
2.30%, 11/15/2031	401,000	346,712
Oracle Corp.
2.30%, 03/25/2028	364,000	341,690
3.60%, 04/01/2040 - 04/01/2050	620,000	487,696
3.85%, 07/15/2036	94,000	84,913
3.95%, 03/25/2051	225,000	180,794
Ovintiv, Inc.
6.25%, 07/15/2033	195,000	206,165
6.50%, 02/01/2038	62,000	66,359
Pacific Gas & Electric Co.
3.25%, 06/01/2031	500,000	454,890
4.40%, 03/01/2032	146,000	141,881
4.45%, 04/15/2042	393,000	341,576
4.50%, 07/01/2040	272,559	244,824
4.55%, 07/01/2030	249,030	246,940
4.60%, 06/15/2043	401,000	353,523
5.55%, 05/15/2029	386,000	400,719
6.10%, 01/15/2029	164,000	173,059
6.15%, 01/15/2033	100,000	107,255
6.95%, 03/15/2034	441,000	500,759
PacifiCorp
2.90%, 06/15/2052	94,000	60,725
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
PECO Energy Co.
2.80%, 06/15/2050	$ 320,000	$ 216,939
Pernod Ricard International Finance LLC
1.63%, 04/01/2031 (D)	270,000	225,043
PG&E Corp.
Fixed until 12/15/2029, 7.38% (E), 03/15/2055	210,000	220,565
Philip Morris International, Inc.
3.88%, 08/21/2042	305,000	257,945
5.13%, 02/13/2031	428,000	444,364
5.25%, 02/13/2034	748,000	775,940
Phillips 66 Co.
3.15%, 12/15/2029	827,000	781,477
5.25%, 06/15/2031	560,000	578,663
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	535,000	452,724
Pioneer Natural Resources Co.
2.15%, 01/15/2031	925,000	811,945
PNC Financial Services Group, Inc.
Fixed until 09/15/2026 (G), 3.40% (E)	291,000	265,759
Fixed until 01/22/2034, 5.68% (E), 01/22/2035	260,000	275,328
Fixed until 10/20/2033, 6.88% (E), 10/20/2034	227,000	259,663
PPL Capital Funding, Inc.
5.25%, 09/01/2034	155,000	159,512
Prologis LP
2.13%, 10/15/2050	91,000	51,846
5.13%, 01/15/2034	255,000	263,391
Prudential Financial, Inc.
Fixed until 12/15/2033, 6.50% (E), 03/15/2054	221,000	236,427
Public Service Co. of Colorado
2.70%, 01/15/2051	159,000	103,031
4.30%, 03/15/2044	223,000	196,752
4.50%, 06/01/2052	150,000	134,028
Puget Energy, Inc.
2.38%, 06/15/2028	164,000	151,913
Puget Sound Energy, Inc.
5.64%, 04/15/2041	240,000	250,806
5.69%, 06/15/2054	95,000	102,217
Quanta Services, Inc.
5.25%, 08/09/2034	750,000	765,402
Quest Diagnostics, Inc.
4.60%, 12/15/2027	90,000	91,177
4.63%, 12/15/2029	180,000	182,068
5.00%, 12/15/2034	515,000	520,928
Realty Income Corp.
5.38%, 09/01/2054	80,000	81,322
Regal Rexnord Corp.
6.05%, 04/15/2028	435,000	452,062
6.40%, 04/15/2033	177,000	189,082
Regency Centers LP
2.95%, 09/15/2029	233,000	217,806
3.70%, 06/15/2030	291,000	279,778
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Roche Holdings, Inc.
4.99%, 03/08/2034 (D)	$ 200,000	$ 208,292
5.49%, 11/13/2030 (D)	750,000	800,428
Roper Technologies, Inc.
4.50%, 10/15/2029	200,000	201,125
4.75%, 02/15/2032	110,000	111,235
4.90%, 10/15/2034	420,000	422,385
RTX Corp.
2.38%, 03/15/2032	1,070,000	928,577
3.13%, 07/01/2050	137,000	98,052
RWE Finance U.S. LLC
5.88%, 04/16/2034 (D)	150,000	156,699
S&P Global, Inc.
2.30%, 08/15/2060	222,000	126,175
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	396,000	393,678
Salesforce, Inc.
2.90%, 07/15/2051	250,000	174,199
San Diego Gas & Electric Co.
2.95%, 08/15/2051	267,000	187,143
3.32%, 04/15/2050	78,000	57,347
4.30%, 04/01/2042	45,000	40,374
5.35%, 04/01/2053	360,000	369,039
Sempra
Fixed until 07/01/2029, 6.88% (E), 10/01/2054	260,000	269,435
Smithfield Foods, Inc.
3.00%, 10/15/2030 (D)	553,000	495,465
Solventum Corp.
5.40%, 03/01/2029 (D)	1,047,000	1,076,604
Sonoco Products Co.
4.60%, 09/01/2029	290,000	288,399
5.00%, 09/01/2034	290,000	285,677
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027 (D)	170,000	171,248
5.03%, 10/01/2029 (D)	485,000	486,168
Southern California Edison Co.
2.95%, 02/01/2051	236,000	161,056
3.60%, 02/01/2045	202,000	159,144
3.65%, 03/01/2028	223,000	218,172
5.20%, 06/01/2034	478,000	494,957
5.70%, 03/01/2053	83,000	87,479
5.88%, 12/01/2053	326,000	353,028
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	146,000	123,718
3.15%, 09/30/2051	339,000	234,061
4.95%, 09/15/2034	460,000	464,300
5.15%, 09/15/2032	933,000	965,118
5.75%, 09/15/2033	163,000	175,070
Southern Power Co.
5.15%, 09/15/2041	396,000	390,682
5.25%, 07/15/2043	378,000	375,307
Southwestern Electric Power Co.
3.90%, 04/01/2045	85,000	67,943
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Southwestern Energy Co.
4.75%, 02/01/2032	$ 772,000	$ 738,790
5.38%, 02/01/2029	48,000	47,847
Sprint Capital Corp.
6.88%, 11/15/2028	394,000	430,210
State Street Corp.
Fixed until 09/15/2029 (G), 6.70% (E)	520,000	538,164
Fixed until 03/15/2029 (G), 6.70% (E)	215,000	222,610
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	65,000	66,284
5.40%, 06/12/2029	60,000	62,142
5.60%, 06/12/2034	770,000	807,315
Teachers Insurance & Annuity Association of America
6.85%, 12/16/2039 (D)	734,000	874,962
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/2030 (D)	80,000	73,206
Texas Instruments, Inc.
5.00%, 03/14/2053	200,000	201,269
5.15%, 02/08/2054	255,000	261,659
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	223,000	256,551
Time Warner Cable LLC
4.50%, 09/15/2042	78,000	59,700
5.88%, 11/15/2040	78,000	70,562
6.55%, 05/01/2037	55,000	54,366
T-Mobile USA, Inc.
2.63%, 02/15/2029	719,000	669,701
3.88%, 04/15/2030	317,000	308,163
Toll Brothers Finance Corp.
3.80%, 11/01/2029	249,000	241,452
4.35%, 02/15/2028	323,000	321,204
Truist Financial Corp.
Fixed until 01/26/2033, 5.12% (E), 01/26/2034	793,000	801,327
Fixed until 01/24/2034, 5.71% (E), 01/24/2035	67,000	70,520
Fixed until 10/28/2032, 6.12% (E), 10/28/2033	58,000	62,529
Trustees of Boston University
3.17%, 10/01/2050	339,000	253,505
Tucson Electric Power Co.
1.50%, 08/01/2030	146,000	124,583
U.S. Bancorp
Fixed until 01/23/2034, 5.68% (E), 01/23/2035	214,000	226,468
Fixed until 06/10/2033, 5.84% (E), 06/12/2034	345,000	367,957
U.S. Cellular Corp.
6.70%, 12/15/2033	399,000	444,459
Uber Technologies, Inc.
4.30%, 01/15/2030	395,000	394,100
4.80%, 09/15/2034	160,000	159,759
5.35%, 09/15/2054	80,000	79,737
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
UDR, Inc.
4.40%, 01/26/2029	$ 455,000	$ 452,993
5.13%, 09/01/2034	365,000	368,335
Union Electric Co.
3.90%, 04/01/2052	71,000	58,449
5.20%, 04/01/2034	446,000	465,647
5.25%, 01/15/2054	214,000	216,670
5.45%, 03/15/2053	58,000	60,482
Union Pacific Corp.
3.55%, 08/15/2039	476,000	415,100
United Airlines Pass-Through Trust
2.88%, 04/07/2030	408,529	381,984
3.75%, 03/03/2028	128,272	125,597
5.88%, 08/15/2038	435,000	447,777
UnitedHealth Group, Inc.
2.75%, 05/15/2040	201,000	153,699
3.05%, 05/15/2041	104,000	82,020
3.25%, 05/15/2051	233,000	172,340
3.50%, 08/15/2039	649,000	558,605
5.38%, 04/15/2054	140,000	145,294
University of Miami
4.06%, 04/01/2052	328,000	282,512
Ventas Realty LP
3.00%, 01/15/2030	716,000	662,874
4.00%, 03/01/2028	67,000	66,064
4.75%, 11/15/2030	394,000	397,389
5.63%, 07/01/2034	736,000	773,755
Veralto Corp.
5.35%, 09/18/2028	378,000	393,460
5.45%, 09/18/2033	423,000	443,410
Verizon Communications, Inc.
1.68%, 10/30/2030	502,000	429,029
1.75%, 01/20/2031	1,678,000	1,429,985
4.02%, 12/03/2029	454,000	447,098
Virginia Electric & Power Co.
2.45%, 12/15/2050	607,000	374,855
5.55%, 08/15/2054	60,000	63,006
5.70%, 08/15/2053	85,000	90,803
Vistra Operations Co. LLC
6.00%, 04/15/2034 (D)	367,000	392,160
6.95%, 10/15/2033 (D)	361,000	407,087
VMware LLC
4.70%, 05/15/2030	793,000	798,457
Walt Disney Co.
3.50%, 05/13/2040	252,000	214,372
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	705,000	666,351
4.28%, 03/15/2032	1,092,000	973,547
5.05%, 03/15/2042	740,000	603,862
5.14%, 03/15/2052	227,000	175,110
Wells Fargo & Co.
Fixed until 06/02/2027, 2.39% (E), 06/02/2028	485,000	461,013
Fixed until 05/22/2027, 3.58% (E), 05/22/2028	162,000	158,817
Fixed until 03/15/2026 (G), 3.90% (E)	266,000	258,486
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
United States (continued)
Wells Fargo & Co. (continued)
4.40%, 06/14/2046	$ 195,000	$ 170,492
4.65%, 11/04/2044	100,000	91,276
Fixed until 07/25/2027, 4.81% (E), 07/25/2028	453,000	458,415
Fixed until 04/24/2033, 5.39% (E), 04/24/2034	597,000	618,716
Fixed until 01/23/2034, 5.50% (E), 01/23/2035	446,000	466,742
Fixed until 07/25/2033, 5.56% (E), 07/25/2034	770,000	806,954
Fixed until 07/25/2028, 5.57% (E), 07/25/2029	586,000	609,397
Fixed until 04/22/2027, 5.71% (E), 04/22/2028	619,000	639,031
Welltower OP LLC
3.10%, 01/15/2030	442,000	414,912
4.13%, 03/15/2029	250,000	248,008
Westlake Corp.
3.13%, 08/15/2051	93,000	62,790
Williams Cos., Inc.
4.80%, 11/15/2029	220,000	223,120
5.15%, 03/15/2034	120,000	121,191
5.30%, 08/15/2028	797,000	822,472
WP Carey, Inc.
2.40%, 02/01/2031	485,000	422,779
2.45%, 02/01/2032	341,000	290,411
3.85%, 07/15/2029 (H)	369,000	358,220
Xilinx, Inc.
2.38%, 06/01/2030	343,000	311,114
Zimmer Biomet Holdings, Inc.
5.20%, 09/15/2034	700,000	712,632
Zoetis, Inc.
2.00%, 05/15/2030	514,000	453,955
4.70%, 02/01/2043	149,000	141,799
		199,138,038
Total Corporate Debt Securities (Cost $251,125,821)		252,299,739
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.2%
COOF Securitization Trust Ltd., Interest Only STRIPS
2.80% (E), 06/25/2040 (D)	40,067	2,790
Federal Farm Credit Banks Funding Corp.
2.10%, 02/25/2036	1,525,000	1,221,834
2.35%, 03/10/2036	2,660,000	2,164,728
2.50%, 04/14/2036	4,647,000	3,857,129
Federal Home Loan Banks
1.93%, 02/11/2036	3,000,000	2,344,814
2.09%, 02/22/2036	4,510,000	3,587,398
Federal Home Loan Mortgage Corp.
2.50%, 07/01/2050 - 05/01/2052	20,623,851	17,963,219
3.00%, 06/01/2052	$ 1,526,829	1,384,940
3.50%, 01/01/2032 - 04/01/2052	4,469,466	4,242,664
4.00%, 08/01/2047	$ 3,048,633	2,963,264
4.50%, 09/01/2052	12,490,357	12,281,124
5.00%, 07/01/2052 - 01/01/2053	5,463,937	5,468,826
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.50%, 07/01/2053	$ 3,557,185	$ 3,599,374
6.00%, 06/01/2053 - 07/01/2054	14,627,966	15,137,388
6.50%, 09/01/2037 - 11/01/2037	2,964	3,037
1-Year CMT + 2.25%, 6.61% (E), 02/01/2036	$ 7,593	7,818
1-Year RFUCC Treasury + 1.84%, 6.95% (E), 07/01/2040	13,089	13,551
1-Year CMT + 2.43%, 7.36% (E), 12/01/2031	8,089	8,294
Federal Home Loan Mortgage Corp. REMICS
(4.44) * 1-Month SOFR Average + 23.93%, 0.19% (E), 06/15/2035	27,569	27,537
2.50%, 12/25/2047	3,163,080	2,844,883
5.00%, 06/15/2025	664	663
(3.62) * 1-Month SOFR Average + 26.80%, 5.50% (E), 05/15/2041	36,935	37,140
5.64% (E), 10/15/2038	$ 8,327	8,733
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.26%, 0.91% (E), 10/15/2037	113,062	13,549
Federal Home Loan Mortgage Corp. REMICS, Principal Only STRIPS
09/15/2032 - 01/15/2040	75,017	63,672
Federal National Mortgage Association
2.00%, 04/01/2052	$ 1,119,076	934,620
2.50%, 08/01/2050 - 05/01/2052	24,551,936	21,396,340
3.00%, 04/01/2051 - 07/01/2060	60,156,328	54,278,151
3.50%, 08/01/2032 - 10/01/2050	5,372,953	5,077,846
4.00%, 11/01/2050	$ 385,980	375,929
4.50%, 09/01/2040	69,710	70,486
5.00%, 07/01/2052	3,859,293	3,860,715
5.50%, 07/01/2025 - 01/01/2059	5,537,334	5,664,350
6.00%, 07/01/2027 - 01/01/2053	6,995,152	7,176,651
6.50%, 11/01/2053	$ 3,106,435	3,220,647
7.00%, 11/01/2037	8,957	9,154
Federal National Mortgage Association REMICS
2.50%, 09/25/2048	4,110,552	3,708,087
5.00%, 10/25/2025 - 01/25/2046	1,314,021	1,326,515
Federal National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 6.42%, 1.14% (E), 01/25/2041	$ 106,019	16,968
(1.00) * 1-Month SOFR Average + 6.49%, 1.21% (E), 08/25/2035 - 06/25/2036	92,429	10,613
(1.00) * 1-Month SOFR Average + 6.59%, 1.31% (E), 03/25/2036	$ 102,937	11,572
Federal National Mortgage Association REMICS, Principal Only STRIPS
12/25/2034 - 12/25/2043	404,355	315,145
Federal National Mortgage Association, Principal Only STRIPS
08/25/2032	$ 6,493	5,943
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association-ACES
1.59%, 11/25/2028	$ 267,771	$ 246,023
Federal National Mortgage Association- ACES, Interest Only STRIPS
2.03% (E), 11/25/2033	2,927,932	213,367
2.06% (E), 07/25/2030	2,425,634	161,932
2.10% (E), 11/25/2028	1,779,206	96,161
Government National Mortgage Association
2.00%, 04/20/2052	6,647,799	5,641,436
4.50%, 08/20/2052	9,253,526	9,147,245
5.00%, 08/20/2052 - 09/20/2052	3,275,091	3,286,639
5.50%, 11/20/2052 - 09/20/2054	10,191,444	10,308,917
6.50%, 05/20/2054	$ 1,206,224	1,234,527
Government National Mortgage Association REMICS
1.65%, 01/20/2063 - 04/20/2063	6,114	5,762
4.00% (E), 11/16/2042	$ 62,514	60,575
5.00%, 04/20/2041	292,971	294,660
5.14% (E), 07/20/2060	371	328
1-Month Term SOFR + 0.56%, 5.50% (E), 03/20/2060 - 05/20/2062	3,529	3,498
(3.50) * 1-Month Term SOFR + 22.87%, 5.51% (E), 04/20/2037	$ 14,296	16,029
1-Month Term SOFR + 0.66%, 6.02% (E), 04/20/2062 - 07/20/2062	322	321
1-Month Term SOFR + 0.76%, 6.12% (E), 05/20/2061	$ 1,018	1,018
1-Month Term SOFR + 1.11%, 6.47% (E), 12/20/2066	180,216	180,882
Government National Mortgage Association REMICS, Interest Only STRIPS
(1.00) * 1-Month Term SOFR + 6.49%, 1.52% (E), 05/20/2041	29,471	2,045
1.53% (E), 06/20/2067	1,322,956	41,752
7.50%, 04/20/2031	350	19
Government National Mortgage Association REMICS, Principal Only STRIPS
01/20/2038	4,704	4,426
KGS-Alpha SBA COOF Trust, Interest Only STRIPS
0.89% (E), 08/25/2038 (D)	130,565	2,204
1.79% (E), 03/25/2039 (D)	133,692	3,828
3.02% (E), 04/25/2040 (D)	40,789	1,783
Resolution Funding Corp., Principal Only STRIPS
04/15/2030	400,000	322,617
Tennessee Valley Authority
4.25%, 09/15/2065 (H)	264,000	241,801
4.63%, 09/15/2060	155,000	152,844
5.88%, 04/01/2036	874,000	1,010,136
Tennessee Valley Authority, Interest Only STRIPS
0.00%, 07/15/2028	1,000,000	868,286
Total U.S. Government Agency Obligations (Cost $219,315,705)		220,259,162
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 13.1%
U.S. Treasury - 13.1%
U.S. Treasury Bonds
1.13%, 05/15/2040	$ 300	$ 198
1.88%, 02/15/2051 - 11/15/2051	1,790,100	1,118,998
2.00%, 08/15/2051	25,000	16,077
2.25%, 02/15/2052	1,686,600	1,148,337
2.38%, 05/15/2051	2,253,600	1,587,644
2.88%, 05/15/2043 - 05/15/2052	1,930,000	1,561,377
3.00%, 08/15/2048 - 08/15/2052	983,900	791,174
3.13%, 02/15/2043	2,500,000	2,160,840
3.63%, 08/15/2043 - 05/15/2053	1,050,200	970,821
3.75%, 08/15/2041	2,100,000	2,022,645
3.88%, 08/15/2040 - 05/15/2043	2,935,000	2,850,360
4.00%, 11/15/2052	862,300	837,913
4.25%, 02/15/2054	5,009,000	5,097,440
4.38%, 05/15/2040	250,000	261,006
4.50%, 02/15/2044	4,625,000	4,820,117
4.63%, 02/15/2040 - 05/15/2044	1,120,000	1,189,618
U.S. Treasury Bonds, Principal Only STRIPS
Zero Coupon, 08/15/2026 - 02/15/2035	1,458,000	1,305,297
Zero Coupon, 11/15/2040 (H)	2,494,000	1,243,944
U.S. Treasury Notes
0.38%, 01/31/2026	130,000	124,247
0.75%, 04/30/2026	330,000	314,982
1.13%, 10/31/2026	22,550,000	21,416,334
1.25%, 04/30/2028 - 06/30/2028	3,835,000	3,523,818
1.38%, 10/31/2028	29,905,000	27,401,624
1.63%, 02/15/2026 - 08/15/2029	949,400	909,481
1.75%, 12/31/2026	130,000	124,810
2.00%, 11/15/2026	245,000	236,817
2.25%, 11/15/2025 - 02/15/2027	237,000	230,325
2.50%, 02/28/2026 - 03/31/2027	2,441,000	2,378,923
2.63%, 05/31/2027	26,587,000	25,932,710
2.88%, 05/15/2028	355,000	346,333
3.88%, 08/15/2034	2,110,000	2,122,528
4.13%, 01/31/2025 (I)	11,008,700	10,990,209
4.13%, 09/30/2027 - 07/31/2031	4,240,000	4,326,794
		129,363,741
U.S. Treasury Inflation-Protected Securities - 0.0% (A)
U.S. Treasury Inflation-Protected Indexed Bonds
2.50%, 01/15/2029	73,249	76,342
		76,342
Total U.S. Government Obligations (Cost $136,074,846)		129,440,083

	Shares	Value
INVESTMENT COMPANY - 4.6%
United States - 4.6%
JPMorgan High Yield Fund	6,910,764	45,749,257
Total Investment Company (Cost $44,341,600)		45,749,257

	Principal	Value
MORTGAGE-BACKED SECURITIES - 0.5%
Cayman Islands - 0.1%
LFT CRE Ltd.
Series 2021-FL1, Class C, 1-Month Term SOFR + 2.06%, 7.16% (E), 06/15/2039 (D)	$ 1,420,000	$ 1,384,606
United States - 0.4%
FREMF Mortgage Trust
Series 2018-W5FX, Class BFX, 3.79% (E), 04/25/2028 (D)	1,441,000	1,354,861
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45% (E), 09/15/2039	269,797	89,842
MRCD Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (D)	1,230,000	1,064,811
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class B, 1-Month Term SOFR + 1.74%, 6.84% (E), 05/15/2039 (D)	246,000	243,925
SREIT Trust
Series 2021-MFP, Class A, 1-Month Term SOFR + 0.85%, 5.94% (E), 11/15/2038 (D)	842,039	837,829
Wachovia Bank Commercial Mortgage Trust, Interest Only STRIPS
Series 2006-C24, Class XC, Zero Coupon, 03/15/2045 (D)(J)	26,925	0
		3,591,268
Total Mortgage-Backed Securities (Cost $5,539,867)		4,975,874
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Israel - 0.1%
Israel Government AID Bonds
Zero Coupon, 08/15/2025	1,000,000	965,326
Mexico - 0.2%
Mexico Government International Bonds
3.50%, 02/12/2034	417,000	354,668
3.77%, 05/24/2061	205,000	133,894
4.28%, 08/14/2041	200,000	163,674
4.50%, 01/31/2050 (H)	265,000	210,583
4.75%, 03/08/2044	282,000	238,571
6.00%, 05/07/2036	247,000	251,555
6.34%, 05/04/2053	350,000	348,163
		1,701,108
Panama - 0.0% (A)
Panama Government International Bonds
4.50%, 04/16/2050	200,000	146,779
Romania - 0.1%
Romania Government International Bonds
5.75%, 03/24/2035 (D)	584,000	580,204
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.0% (A)
Saudi Government International Bonds
2.25%, 02/02/2033 (D)	$ 200,000	$ 167,002
Total Foreign Government Obligations (Cost $3,931,823)		3,560,419
ASSET-BACKED SECURITIES - 0.3%
United States - 0.3%
American Homes 4 Rent Trust Series 2015-SFR1, Class A, 3.47%, 04/17/2052 (D)	204,565	202,807
CoreVest American Finance Ltd. Series 2019-3, Class A, 2.71%, 10/15/2052 (D)	217,136	214,320
Goodgreen Trust Series 2017, Class R1, 5.00%, 10/20/2051 (D)	757	742
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (D)	846,894	816,574

Series 2021-FNT2, Class A, 3.23%, 05/25/2026 (D)	486,130	470,567

P4 SFR Holdco LLC Series 2019-STL, Class A, 7.25%, 10/11/2026	1,000,000	970,000
SART Series 2018-1, 4.75%, 06/15/2025	7,435	7,435
Total Asset-Backed Securities (Cost $2,766,213)		2,682,445
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.1%
U.S. Treasury Bills
4.57% (K), 12/05/2024	$ 547,000	542,529
4.58% (K), 12/26/2024	401,000	396,679
Total Short-Term U.S. Government Obligations (Cost $938,436)		939,208

	Shares	Value
OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (K)	2,756,570	$ 2,756,570
Total Other Investment Company (Cost $2,756,570)		2,756,570

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
Fixed Income Clearing Corp., 2.10% (K), dated 09/30/2024, to be repurchased at $25,983,424 on 10/01/2024. Collateralized by U.S. Government Obligations, 0.75% - 4.88%, due 04/30/2026, and with a total value of $26,501,857.	$ 25,981,908	25,981,908
Total Repurchase Agreement (Cost $25,981,908)		25,981,908
Total Investments (Cost $936,939,180)		986,583,977
Net Other Assets (Liabilities) - 0.3%		3,211,900
Net Assets - 100.0%		$ 989,795,877
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	491	12/31/2024	$101,888,775	$102,246,914	$358,139	$—
10-Year U.S. Treasury Notes	1,049	12/19/2024	119,949,983	119,881,031	—	(68,952)
10-Year Australia Treasury Bonds	400	12/16/2024	32,303,235	32,188,233	—	(115,002)
30-Year U.S. Treasury Bonds	33	12/19/2024	4,095,382	4,098,188	2,806	—
CAD Currency	134	12/17/2024	9,959,340	9,928,060	—	(31,280)
Dow Jones U.S. Real Estate	250	12/20/2024	9,900,254	9,840,000	—	(60,254)
E-Mini Russell 2000® Index	89	12/20/2024	10,007,479	10,008,940	1,461	—
Euro-BTP Italy Government Bonds	767	12/06/2024	102,401,030	103,709,337	1,308,307	—
JPY Currency	228	12/16/2024	20,195,358	20,036,925	—	(158,433)
MSCI Emerging Markets Index	249	12/20/2024	14,036,907	14,600,115	563,208	—
TOPIX Index	86	12/12/2024	15,322,752	15,841,712	518,960	—
U.S. Treasury Ultra Bonds	30	12/19/2024	4,046,406	3,992,813	—	(53,593)
Total					$2,752,881	$(487,514)
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FUTURES CONTRACTS (continued):

Short Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(97)	12/31/2024	$(10,702,258)	$(10,658,633)	$43,625	$—
10-Year U.S. Treasury Ultra Notes	(222)	12/19/2024	(26,239,104)	(26,261,906)	—	(22,802)
10-Year Euro Bund	(641)	12/06/2024	(95,748,095)	(96,269,302)	—	(521,207)
10-Year Japan Government Bonds	(34)	12/13/2024	(34,293,834)	(34,218,821)	75,013	—
CHF Currency	(174)	12/16/2024	(25,917,562)	(25,905,338)	12,224	—
EUR Currency	(143)	12/16/2024	(19,901,217)	(19,960,119)	—	(58,902)
MSCI EAFE Index	(162)	12/20/2024	(19,804,525)	(20,151,180)	—	(346,655)
S&P 500® E-Mini Index	(55)	12/20/2024	(15,655,033)	(15,989,188)	—	(334,155)
Total					$130,862	$(1,283,721)
Total Futures Contracts					$2,883,743	$(1,771,235)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
U.S. Government Agency Obligations	22.3%	$220,259,162
U.S. Government Obligations	13.1	129,440,083
Banks	8.8	86,367,354
U.S. Fixed Income Fund	4.6	45,749,257
Oil, Gas & Consumable Fuels	4.0	39,545,184
Electric Utilities	3.7	36,004,423
Semiconductors & Semiconductor Equipment	3.6	35,925,191
Software	2.6	26,005,516
Pharmaceuticals	2.4	23,650,167
Health Care Providers & Services	1.7	17,099,343
Food Products	1.7	16,450,164
Insurance	1.6	16,207,600
Financial Services	1.4	14,044,491
Capital Markets	1.3	12,646,674
Interactive Media & Services	1.2	12,242,957
Broadline Retail	1.2	11,377,493
Hotels, Restaurants & Leisure	1.1	10,821,535
Beverages	1.0	10,001,733
Biotechnology	1.0	9,726,573
Technology Hardware, Storage & Peripherals	1.0	9,598,579
Specialty Retail	0.9	8,712,845
Machinery	0.9	8,642,015
Aerospace & Defense	0.8	8,339,602
Health Care Equipment & Supplies	0.8	8,251,887
Communications Equipment	0.7	7,260,152
Chemicals	0.7	6,561,382
Media	0.7	6,405,804
Textiles, Apparel & Luxury Goods	0.6	5,877,703
Metals & Mining	0.5	5,040,632
Automobiles	0.5	5,028,707
Mortgage-Backed Securities	0.5	4,975,874
Construction & Engineering	0.4	4,354,853
Specialized REITs	0.4	4,263,335
Internet & Catalog Retail	0.4	4,006,783
Commercial Services & Supplies	0.4	3,940,722
Containers & Packaging	0.4	3,909,844
IT Services	0.4	3,902,184
Health Care REITs	0.4	3,820,636
Professional Services	0.4	3,588,859
Foreign Government Obligations	0.4	3,560,419
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Ground Transportation	0.4%	$3,518,441
Diversified REITs	0.4	3,479,288
Transportation Infrastructure	0.3	3,376,538
Multi-Utilities	0.3	3,235,254
Industrial Conglomerates	0.3	3,098,870
Diversified Telecommunication Services	0.3	3,054,891
Electrical Equipment	0.3	2,998,135
Consumer Staples Distribution & Retail	0.3	2,877,349
Retail REITs	0.3	2,700,240
Asset-Backed Securities	0.3	2,682,445
Household Durables	0.3	2,422,943
Residential REITs	0.2	2,389,670
Building Products	0.2	2,301,037
Gas Utilities	0.2	2,275,010
Passenger Airlines	0.2	2,087,543
Consumer Finance	0.2	1,839,448
Industrial REITs	0.2	1,808,003
Electronic Equipment, Instruments & Components	0.2	1,775,305
Energy Equipment & Services	0.2	1,729,782
Diversified Consumer Services	0.2	1,466,934
Trading Companies & Distributors	0.1	1,292,823
Automobile Components	0.1	1,291,669
Entertainment	0.1	1,173,304
Personal Care Products	0.1	1,101,691
Air Freight & Logistics	0.1	1,100,793
Life Sciences Tools & Services	0.1	1,027,428
Leisure Products	0.1	981,237
Real Estate Management & Development	0.1	834,754
Construction Materials	0.1	725,842
Household Products	0.1	670,457
Tobacco	0.1	568,516
Office REITs	0.1	490,249
Hotel & Resort REITs	0.0 (A)	368,962
Wireless Telecommunication Services	0.0 (A)	288,079
Distributors	0.0 (A)	265,644
Investments	97.0	956,906,291
Short-Term Investments	3.0	29,677,686
Total Investments	100.0%	$ 986,583,977
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (L)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$211,221,227	$86,718,085	$—	$297,939,312
Corporate Debt Securities	—	252,299,739	—	252,299,739
U.S. Government Agency Obligations	—	220,259,162	—	220,259,162
U.S. Government Obligations	—	129,440,083	—	129,440,083
Investment Company	45,749,257	—	—	45,749,257
Mortgage-Backed Securities	—	4,975,874	—	4,975,874
Foreign Government Obligations	—	3,560,419	—	3,560,419
Asset-Backed Securities	—	2,682,445	—	2,682,445
Short-Term U.S. Government Obligations	—	939,208	—	939,208
Other Investment Company	2,756,570	—	—	2,756,570
Repurchase Agreement	—	25,981,908	—	25,981,908
Total Investments	$259,727,054	$726,856,923	$—	$986,583,977
Other Financial Instruments
Futures Contracts (M)	$2,883,743	$—	$—	$2,883,743
Total Other Financial Instruments	$2,883,743	$—	$—	$2,883,743
LIABILITIES
Other Financial Instruments
Futures Contracts (M)	$(1,771,235)	$—	$—	$(1,771,235)
Total Other Financial Instruments	$(1,771,235)	$—	$—	$(1,771,235)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing security.
(C)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the total value of the Regulation S securities is $515,529, representing
0.1% of the Portfolio's net assets.

(D)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $67,464,542, representing 6.8% of the
Portfolio's net assets.

(E)
Floating or variable rate security. The rate disclosed is as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after September 30, 2024.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Perpetual maturity. The date displayed is the next call date.
(H)
All or a portion of the security is on loan. The total value of the securities on loan is $4,734,666, collateralized by cash collateral of $2,756,570 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,081,425. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(I)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of the securities is $10,990,209.
(J)	Rounds to less than $1 or $(1).
(K)	Rate disclosed reflects the yield at September 30, 2024.
(L)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

(M)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
CURRENCY ABBREVIATION(S):
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CMT	Constant Maturity Treasury
EAFE	Europe, Australasia and Far East
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SDR	Swedish Depositary Receipt
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TOPIX	Tokyo Price Index
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica JPMorgan Tactical Allocation VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica JPMorgan Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust